Segment Information (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of Segment Information

A measure of segment assets and liabilities has not been currently provided to the Company’s CODM and therefore is not shown below. The following tables present the Company’s segment information:

	For the three months ended March 31,		For the nine months ended March 31,
	2023	2022	2023	2022

Net Revenue
EEG iGaming segment	$3,437,387	$14,590,447	$17,571,219	$41,692,731
EEG Games segment	$738,607	$1,109,140	$2,619,444	$4,946,194

Total	$4,175,994	$15,699,587	$20,190,663	$46,638,925

Adjusted EBITDA
EEG iGaming segment	$(954,581)	$(1,736,531)	$(2,566,714)	$(5,590,343)
EEG Games segment	$(701,767)	$(1,765,436)	$(1,810,305)	$(3,487,751)
Other(1)	$(1,864,276)	$(3,791,162)	$(5,823,540)	$(9,296,739)
Total Adjusted EBITDA	$(3,520,624)	$(7,293,129)	$(10,200,559)	$(18,374,833)

Adjusted for:
Interest expense	$(460,914)	$(611,021)	$(2,490,696)	$(5,368,933)
Loss on disposal of businesses	$(4,198,362)	$-	$(4,198,362)	$-
Asset impairment charges	$-	$(38,629,310)	$(16,135,000)	$(38,629,310)
Gain on termination of lease	$799,901	$-	$799,901	$-
Loss on conversion of senior convertible note	$-	$-	$-	$(5,999,662)
Loss on extinguishment of senior convertible note	$(3,616,372)	$-	(3,616,372)	$(28,478,804)
Change in fair value of derivative liability	$(1,163,979)	$(20,573,051)	$7,435,687	$(22,055,672)
Change in fair value of warrant liability	$1,412,941	$8,181,398	$6,435,229	$28,641,920
Change in fair value of contingent consideration	$-	$99,247	$(2,864,551)	$1,950,693
Other non-operating income (loss), net	$(551,921)	$(39,440)	$(19,085)	$(1,391,855)
Depreciation and amortization	$(1,658,020)	$(3,125,223)	$(5,408,467)	$(9,555,184)
Right of use asset amortization	$(31,170)	$(218,502)	$(69,597)	$(471,007)
Stock-based Compensation	$(205,079)	$(1,346,502)	$(1,127,070)	$(3,958,275)
Cost of acquisition	$-	$(13,531)	(35,930)	$(269,013)
Income tax benefit (expense)	$(376)	$(431)	$(376)	$5,503,430
Net loss	$(13,193,975)	$(63,569,495)	$(31,495,248)	$(98,456,505)

(1)	Other comprises of corporate and overhead costs.
(2)	The Company has no intersegment revenues or costs and thus no eliminations required.
(3)	The Company defines Adjusted EBITDA as earnings (loss) before, as applicable to the particular period, interest expense; income taxes; depreciation and amortization, including right of use asset amortization; stock-based compensation; cost of acquisition; asset impairment charges; loss on extinguishment of senior convertible note; loss on conversion of senior convertible note; change in fair value of derivative liability; change in fair value of warrant liability; change in fair value of contingent consideration; and other non-operating income (loss), net, and certain other non-recurring, non-cash or non-core items (included in table above).

A measure of segment assets and liabilities has not been currently provided to the Company’s CODM and therefore is not shown below. The following tables present the Company’s segment information:

	For the year ended June 30,
	2022	2021
Revenues:
EEG iGaming segment	53,104,795	16,231,028
EEG Games segment	5,246,855	552,886

Total	58,351,650	16,783,914

Adjusted EBITDA
EEG iGaming segment	(7,526,205)	(6,740,890)
EEG Games segment	(4,915,549)	(454,467)
Other(1)	(12,960,209)	(7,475,738)
Total Adjusted EBITDA	(25,401,963)	(14,671,095)

Adjusted for:
Interest expense	(6,423,039)	(698,973)
Loss on conversion of senior convertible note	(5,999,662)	-
Loss on extinguishment of senior convertible note	(28,478,804)	-
Change in fair value of derivative liability	(10,882,241)	-
Change in fair value of warrant liability	31,468,270	(1,549,924)
Change in fair value of contingent consideration	2,355,308	(1,748,607)
Other non-operating income (loss), net	(584,466)	(460,328)
Income tax benefit (expense)	5,674,442	3,811,536
Depreciation and amortization	(12,026,581)	(3,416,252)
Asset impairment charges	(46,498,689)	-
Stock-based Compensation	(5,165,653)	(4,129,726)
Cost of acquisition	(269,012)	(3,509,365)
Net loss	(102,232,090)	(26,372,734)